Salaries and social charges (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Salaries and social charges [Abstract]
SalariesAndSocialChargesProfitSharing	R$ 279,092	R$ 209,343
SalariesAndSocialChargesSocialCharges	56,641	47,603
Payroll taxes (LTIP)	50,810	73,881
SalariesAndSocialChargesOther	16,100	14,421
Total	R$ 402,643	R$ 345,248